ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

4. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As of December 31, 2023	As of March 31, 2023
	$	$
Trade and other payables	4,656,265	3,435,123
Accrued liabilities	2,891,440	1,607,353
Deferred revenue	11,040	—
Total	7,558,745	5,042,476

Trade and other payables and accrued liabilities as at December 31, 2023 and March 31, 2023 included $725,649 and $446,771, respectively, due to a shareholder, who is a director and executive of the Company.

4. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As at March 31, 2023	As at March 31, 2022
	$	$
Trade and other payables	3,435,123	1,159,477
Accrued liabilities	1,607,353	1,436,270
	5,042,476	2,595,747

Trade and other payables and accrued liabilities as at March 31, 2023 and 2022 included $446,771 and $2,851, respectively, due to a shareholder, who is a director and executive of the Company.